Financial Instruments (Details 10) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial assets
Total financial assets, Book value		R$ 56,880,269	R$ 41,364,430
Total financial assets, Fair value		56,880,269	41,364,430
Financial liabilities
Total financial liabilities, Book value		55,363,568	40,188,567
Total financial liabilities, Fair value		55,363,568	40,188,567
Level 1
Financial assets
Total financial assets, Book value		2,101,094	1,190,479
Total financial assets, Fair value		2,101,094	1,190,479
Financial liabilities
Total financial liabilities, Book value		0	0
Total financial liabilities, Fair value		0	0
Level 2
Financial assets
Total financial assets, Book value		54,779,175	40,173,951
Total financial assets, Fair value		54,779,175	40,173,951
Financial liabilities
Total financial liabilities, Book value		55,363,568	40,188,567
Total financial liabilities, Fair value		55,363,568	40,188,567
Accounts payable
Financial liabilities
Total financial liabilities, Book value		51,610,405	38,767,156
Total financial liabilities, Fair value		51,610,405	38,767,156
Accounts payable | Level 1
Financial liabilities
Total financial liabilities, Book value		0	0
Total financial liabilities, Fair value		0	0
Accounts payable | Level 2
Financial liabilities
Total financial liabilities, Book value		51,610,405	38,767,156
Total financial liabilities, Fair value		51,610,405	38,767,156
Loans and borrowings
Financial liabilities
Total financial liabilities, Book value		3,489,858	1,091,157
Total financial liabilities, Fair value		3,489,858	1,091,157
Loans and borrowings | Level 1
Financial liabilities
Total financial liabilities, Book value		0	0
Total financial liabilities, Fair value		0	0
Loans and borrowings | Level 2
Financial liabilities
Total financial liabilities, Book value		3,489,858	1,091,157
Total financial liabilities, Fair value		3,489,858	1,091,157
Lease liabilities
Financial liabilities
Total financial liabilities, Book value		26,315	23,049
Total financial liabilities, Fair value		26,315	23,049
Lease liabilities | Level 1
Financial liabilities
Total financial liabilities, Book value		0	0
Total financial liabilities, Fair value		0	0
Lease liabilities | Level 2
Financial liabilities
Total financial liabilities, Book value		26,315	23,049
Total financial liabilities, Fair value		26,315	23,049
Other liabilities
Financial liabilities
Total financial liabilities, Book value	[1]	236,990	307,205
Total financial liabilities, Fair value	[1]	236,990	307,205
Other liabilities | Level 1
Financial liabilities
Total financial liabilities, Book value	[1]	0	0
Total financial liabilities, Fair value	[1]	0	0
Other liabilities | Level 2
Financial liabilities
Total financial liabilities, Book value	[1]	236,990	307,205
Total financial liabilities, Fair value	[1]	236,990	307,205
Cash and cash equivalents
Financial assets
Total financial assets, Book value		670,441	265,096
Total financial assets, Fair value		670,441	265,096
Cash and cash equivalents | Level 1
Financial assets
Total financial assets, Book value		670,441	265,096
Total financial assets, Fair value		670,441	265,096
Cash and cash equivalents | Level 2
Financial assets
Total financial assets, Book value		0	0
Total financial assets, Fair value		0	0
Financial investments
Financial assets
Total financial assets, Book value		1,430,653	925,383
Total financial assets, Fair value		1,430,653	925,383
Financial investments | Level 1
Financial assets
Total financial assets, Book value		1,430,653	925,383
Total financial assets, Fair value		1,430,653	925,383
Financial investments | Level 2
Financial assets
Total financial assets, Book value		0	0
Total financial assets, Fair value		0	0
Accounts receivable
Financial assets
Total financial assets, Book value		54,578,684	39,968,233
Total financial assets, Fair value		54,578,684	39,968,233
Accounts receivable | Level 1
Financial assets
Total financial assets, Book value		0	0
Total financial assets, Fair value		0	0
Accounts receivable | Level 2
Financial assets
Total financial assets, Book value		54,578,684	39,968,233
Total financial assets, Fair value		54,578,684	39,968,233
Other assets
Financial assets
Total financial assets, Book value	[2]	200,491	205,718
Total financial assets, Fair value	[2]	200,491	205,718
Other assets | Level 1
Financial assets
Total financial assets, Book value	[2]	0	0
Total financial assets, Fair value	[2]	0	0
Other assets | Level 2
Financial assets
Total financial assets, Book value	[2]	200,491	205,718
Total financial assets, Fair value	[2]	R$ 200,491	R$ 205,718

[1]	The carrying values of Other liabilities are measured at amortized cost. These amounts refer mainly to payables to suppliers.
[2]	The carrying values of Other assets are measured at amortized cost, less the provision for impairment and adjustment to present value, when applicable. These amounts refer mainly to judicial deposit, protection deposit of BACEN.